Fair Value of Financial Assets and Liabilities (Details) - Schedule of Fair Values of Financial Assets and Liabilities - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 82,438	$ 46,150
Short-term deposits		81,690
Amounts receivable	5,019	6,260
Investment in marketable securities	3,749	3,696
Convertible notes receivable		631
Long-term receivables	13,227	13,203
Total Assets	104,433	151,630
Liabilities
Accounts payable and accrued liabilities	32,733	42,956
Secured note liabilities	573,888	263,541
Total Liabilities	606,621	306,497
Carrying Amount [Member]
Assets
Cash and cash equivalents	82,438	46,150
Short-term deposits		81,690
Amounts receivable	5,019	6,260
Investment in marketable securities	3,749	3,696
Convertible notes receivable		631
Long-term receivables	13,227	13,203
Total Assets	104,433	151,630
Liabilities
Accounts payable and accrued liabilities	32,733	42,956
Secured note liabilities	573,888	263,541
Total Liabilities	606,621	306,497
Level 1 [Member]
Assets
Cash and cash equivalents	82,438	46,150
Short-term deposits		81,690
Amounts receivable	5,019	6,260
Investment in marketable securities	3,749	3,696
Convertible notes receivable
Long-term receivables	13,227	13,203
Total Assets	104,433	150,999
Liabilities
Accounts payable and accrued liabilities	32,733	42,956
Secured note liabilities
Total Liabilities	32,733	42,956
Level 2 [Member]
Assets
Cash and cash equivalents
Short-term deposits
Amounts receivable
Investment in marketable securities
Convertible notes receivable
Long-term receivables
Total Assets
Liabilities
Accounts payable and accrued liabilities
Secured note liabilities
Total Liabilities
Level 3 [Member]
Assets
Cash and cash equivalents
Short-term deposits
Amounts receivable
Investment in marketable securities
Convertible notes receivable		631
Long-term receivables
Total Assets		631
Liabilities
Accounts payable and accrued liabilities
Secured note liabilities	573,888	263,541
Total Liabilities	$ 573,888	$ 263,541